William Blair Funds
24 f (2) NT
File Number 811-5344

December 31, 2018

1	William Blair Funds
	150 North Riverside Plaza
	Chicago, IL 60606

2			X

3	Investment Company Act File Number:	811-05344

4(a)	Securities Act File Number:	033-17463

4(b)	December 31, 2018

4(c)

5
	( i )		$4,572,393,608

	( ii )	$5,024,965,137

	( iii)	2,018,002,635

	( iv )		$7,042,967,772

	( v )		$0

	( vi )	($2,470,574,164)

	( vii )		0.01212%

	( viii )		$0.00

6	Not applicable

7			0

8			$0.00

9	Not applicable	Not applicable

by	/s/ Colette M. Garavalia
	Principal Financial Officer

	March 4, 2019